Shareholder Report, Line Graph (Details) LMA3200_ClearBridge Variable Large Cap Growth Portfolio_Class II_TSR Annual {Class II} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name											Class II
Accumulated Value	$ 33,290	$ 26,097	$ 18,165	$ 26,878	$ 22,099	$ 16,945	$ 12,853	$ 12,882	$ 10,269	$ 10,000	$ 36,070
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,658	24,762	19,659	24,333	19,364	16,018	12,226	12,902	10,651	10,000	$ 35,914
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 43,108	$ 32,326	$ 22,656	$ 31,972	$ 25,057	$ 18,093	$ 13,265	$ 13,469	$ 10,344	$ 10,000	$ 51,109